Schedule of Income Tax Provision (Details) - USD ($)	3 Months Ended		10 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Federal: Current				$ 206,393
Federal: Deferred			(103)	(28,608)
State: Current
State: Deferred
Change in valuation allowance			103	28,608
Income tax provision (benefit)	$ 250,767			$ 206,393